7. COMMITMENTS AND CONTINGENCIES (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 EthanolMember	Dec. 31, 2012 EthanolMember
Fixed-price purchase contracts to purchase, ethanol			$ 12,143	$ 9,361
Indexed-price contracts to purchase ethanol			113,000 gallons
Open ethanol indexed-price sales commitment			95,109,000 gallons	97,038,000 Gallon
Open WDG and syrup fixed-price sales contracts			552	1,194
Open indexed-price sales contracts			27,000 tons	31,000 Tons
Rent expense	$ 2,252	$ 2,300